Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$11,260,937.84	0.4069728	$-	-	$11,260,937.84
Class C Notes	$42,620,000.00	1.0000000	$-	-	$42,620,000.00
Total Securities	$53,880,937.84	0.0371022	$-	-	$53,880,937.84

Weighted Avg. Coupon (WAC)	5.41%		5.46%
Weighted Avg. Remaining Maturity (WARM)	15.21		14.47
Pool Receivables Balance	$84,298,587.68		$75,548,968.13
Remaining Number of Receivables	18,946		18,155

Adjusted Pool Balance	$83,792,964.22		$75,122,414.09

III. COLLECTIONS

Principal:
Principal Collections	$8,644,024.80
Repurchased Contract Proceeds Related to Principal	$44,862,792.62
Recoveries/Liquidation Proceeds	$143,647.60
Total Principal Collections	$53,650,465.02

Interest:
Interest Collections	$380,577.38
Late Fees & Other Charges	$43,404.96
Interest on Repurchase Principal	$-
Total Interest Collections	$423,982.34

Collection Account Interest	$2,624.65
Reserve Account Interest	$2,445.68
Servicer Advances	$-

Total Collections	$54,079,517.69

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$54,079,517.69
Reserve Account Release	$7,478,006.60
Total Available for Distribution	$61,557,524.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$70,248.82	$-	$70,248.82	$70,248.82
Collection Account Interest					$2,624.65
Late Fees & Other Charges					$43,404.96
Total due to Servicer					$116,278.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$13,043.92		$13,043.92	$13,043.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$53,880,937.84

Reserve Account Release					$7,478,006.60
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$53,880,937.84

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$8,670,550.13	$11,260,937.84
Class C Notes Total:	$-	$42,620,000.00
Total Noteholders Principal	$8,670,550.13	$53,880,937.84

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$505,623.46
Beginning Period Amount	$505,623.46
Current Period Amortization	$79,069.42
Ending Period Required Amount	$426,554.04
Ending Period Amount	$426,554.04
Next Distribution Date Required Amount	$356,166.00

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$7,478,006.60
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$75,122,414.09	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	5.02%	2.00%
Overcollateralization as a % of Current Adjusted Pool	35.70%	100.00%	39.82%

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.00%	17,611	95.03%	$71,797,749.66
30 - 60 Days	2.49%	452	4.06%	$3,069,066.85
61 - 90 Days	0.42%	76	0.74%	$561,800.19
91-120 Days	0.09%	16	0.16%	$120,351.43
121 + Days	0.00%	0	0.00%	$-
Total		18,155		$75,548,968.13

Delinquent Receivables 30+ Days Past Due
Current Period	3.00%	544	4.97%	$3,751,218.47
1st Preceding Collection Period	2.70%	511	4.34%	$3,661,290.53
2nd Preceding Collection Period	2.68%	527	4.23%	$3,949,887.06
3rd Preceding Collection Period	2.27%	461	3.53%	$3,630,988.26
Four-Month Average	2.66%		4.27%

Repossession in Current Period		15		$112,603.57
Repossession Inventory		22		$50,434.27

Current Charge-Offs
Gross Principal of Charge-Offs				$105,594.75
Recoveries				$(143,647.60)
Net Loss				$(38,052.85)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.54%

Average Pool Balance for Current Period				$79,923,777.91

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.57%
1st Preceding Collection Period				-1.20%
2nd Preceding Collection Period				-1.65%
3rd Preceding Collection Period				-0.65%
Four-Month Average				-1.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	15	2,610	$37,663,434.22
Recoveries	17	2,462	$(25,258,113.38)
Net Loss			$12,405,320.84
Cumulative Net Loss as a % of Initial Pool Balance			0.81%

Net Loss for Receivables that have experienced a Net Loss *	9	2,120	$12,599,327.34
Average Net Loss for Receivables that have experienced a Net Loss			$5,943.08

Principal Balance of Extensions			$380,974.36
Number of Extensions			58

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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